SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $)	0 Months Ended	3 Months Ended	12 Months Ended													3 Months Ended										3 Months Ended		12 Months Ended	3 Months Ended
	Jan. 02, 2012	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Mortgage-backed securities	Dec. 31, 2011 Mortgage-backed securities	Dec. 31, 2012 Prime	Dec. 31, 2011 Prime	Dec. 31, 2012 Alt-A	Dec. 31, 2011 Alt-A	Dec. 31, 2012 Non-U.S. residential	Dec. 31, 2011 Non-U.S. residential	Dec. 31, 2012 Asset-backed securities	Dec. 31, 2011 Asset-backed securities	Jun. 30, 2010 Embedded Credit Derivatives	Jul. 02, 2010 Embedded Credit Derivatives	Jul. 02, 2010 Embedded Credit Derivatives Mortgage-backed securities	Jul. 02, 2010 Embedded Credit Derivatives Prime	Jul. 02, 2010 Embedded Credit Derivatives Alt-A	Jul. 02, 2010 Embedded Credit Derivatives Subprime	Jul. 02, 2010 Embedded Credit Derivatives Non-U.S. residential	Jul. 02, 2010 Embedded Credit Derivatives Asset-backed securities	Jul. 02, 2010 Embedded Credit Derivatives Auction rate securities	Jul. 02, 2010 Embedded Credit Derivatives Other asset-backed	Dec. 31, 2012 OCC Chapter 7 Bankruptcy Guidance	Sep. 30, 2012 OCC Chapter 7 Bankruptcy Guidance	Dec. 31, 2012 OCC Chapter 7 Bankruptcy Guidance	Sep. 30, 2011 Troubled Debt Restructurings (TDRs)
New Accounting Pronouncements or Change in Accounting Principle
Allowance for credit losses associated with loans modified under the ASU																													$ 467,000,000
Impact of the adoption of the ASU to the pretax income																													60,000,000
Amortized cost						53,965,000,000	49,649,000,000	85,000,000	118,000,000	1,000,000	1,000,000	7,442,000,000	4,671,000,000	14,188,000,000	11,053,000,000		12,062,000,000	3,410,000,000	390,000,000	550,000,000	221,000,000	2,249,000,000	8,652,000,000	4,463,000,000	4,189,000,000
Gross unrealized losses recognized in AOCI						166,000,000	88,000,000		6,000,000				22,000,000	143,000,000	81,000,000		420,000,000						420,000,000	401,000,000	19,000,000
Gross unrealized gains recognized in AOCI						1,672,000,000	1,464,000,000	1,000,000	1,000,000			148,000,000	9,000,000	85,000,000	31,000,000		359,000,000	147,000,000	49,000,000	54,000,000	6,000,000	38,000,000	212,000,000	48,000,000	164,000,000
Fair Value																	12,001,000,000	3,557,000,000	439,000,000	604,000,000	227,000,000	2,287,000,000	8,444,000,000	4,110,000,000	4,334,000,000
Other-than-temporary-impairment charges			4,655,000,000													176,000,000
Reserves released as a result of implementing the prohibition on valuation adjustments		125,000,000
Incremental charge-offs due to implementation of new guidance			17,005,000,000	22,699,000,000	34,149,000,000																					(40,000,000)	635,000,000
Release of loan loss reserve due to implementation of new guidance			(1,908,000,000)	(8,525,000,000)	(6,517,000,000)																						(600,000,000)
Impaired Financing Receivable, Recorded Investment																													1,170,000,000
Reduction in deferred asset cost as a result of adoption of new accounting standards for deferred asset acquisition costs	165,000,000
Deferred tax asset recorded as a result of adoption of new accounting standards for deferred asset acquisition costs	58,000,000		2,651,000,000	2,127,000,000
Change in opening retained earning as a result of adoption of new accounting standards for deferred asset acquisition costs	107,000,000
Net reduction in pretax income due to implementation of new guidance																												35,000,000
Increase in TDRs resulted from implementation of new guidance																											1,700,000,000
Increase in non-accrual loans resulted from implementation of new guidance																											1,500,000,000
Increase in current non-accrual loans resulted from implementation of new guidance																											$ 1,300,000,000